Future Maturities of Debt Securities and Mutual Funds Classified as Available for Sale (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Available-for-sale Securities [Line Items]
Due within one year, cost	$ 4,866	¥ 401,000
Due after one year through five years, cost	22,145	1,825,000
Due after five years through ten years, cost	8,494	700,000
Total, cost	35,505	2,926,000
Due within one year, fair value	4,841	399,000
Due after one year through five years, fair value	22,340	1,841,000
Due after five years through ten years, fair value	8,203	676,000
Total, fair value	$ 35,384	¥ 2,916,000